Equity and Stock-Based Compensation - Summary of Stock Purchase Warrants Outstanding (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 15, 2014
Class of Warrant or Right [Line Items]
Exercise price		$ 0.30	$ 0.25
Warrant expiration date		Dec. 18, 2016
Underlying Shares	105,278,102	94,996,822
Warrants Due 24 April 2015, Issued in 2011 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.50
Warrant expiration date	Apr. 24, 2015
Underlying Shares	2,449,997	2,449,997
Warrants Due 24 February 2016, Issued in 2011 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.30
Warrant expiration date	Feb. 24, 2016
Underlying Shares	3,745,000	3,745,000
Warrants Due 8 June 2015, Issued in 2013 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.20
Warrant expiration date	Jun. 08, 2015
Underlying Shares	18,367,263	18,367,263
Warrants Due 8 June 2015, Issued in 2013 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.20
Warrant expiration date	Jun. 08, 2015
Underlying Shares	22,200,000	22,200,000
Warrants Due 21 September 2015, Issued in 2013 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.20
Warrant expiration date	Sep. 21, 2015
Underlying Shares	22,196,795	22,196,765
Warrants Due 14 January 2016, Issued in 2013 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.20
Warrant expiration date	Jan. 14, 2016
Underlying Shares	13,056,997	13,056,997
Warrants Due 18 December 2016, Issued in 2014 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.30
Warrant expiration date	Dec. 18, 2016
Underlying Shares	8,336,400	8,336,400
Warrants Due 7 March 2017, Issued in 2014 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.30
Warrant expiration date	Mar. 07, 2017
Underlying Shares	4,644,400	4,644,400
Warrants Due 15 September 2017, Issued in 2015 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.25
Warrant expiration date	Sep. 15, 2017
Underlying Shares	10,281,250